Other Current and Non-current Assets - ZIM (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Other Current and Non-current Assets
Marketable securities, fair value		$ 74,600,000		$ 74,600,000
Gain on sale of marketable securities				6,400,000
Total gain on ZIM ordinary shares		6,438,000	$ (168,635,000)	6,438,000	$ (69,096,000)
Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Marketable securities acquired		$ 68,200,000
Ordinary shares sold		1,552,865
Virage | Related party
Other Current and Non-current Assets
Marketable securities acquired		$ 24,400,000
ZIM
Other Current and Non-current Assets
Ordinary shares owned						5,686,950	7,186,950
Fair value of shareholding interest						$ 161,300,000	$ 423,000,000.0
Ordinary shares sold	1,500,000
Net proceeds from sale of ordinary shares	$ 85,300,000
Total gain on ZIM ordinary shares				0	(69,100,000)
Dividend received				$ 0	138,400,000
Dividends received net of withholdings of tax					$ 14,500,000